                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C.  20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [_]; Amendment Number:
                                               -----------
  This Amendment (Check only one.): [_] is a restatement.
                                    [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    JGD Management Corp.
Address: 767 Fifth Avenue
         17th Floor
         New York, NY 10153

Form 13F File Number: 28-05440

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Adam J. Semler
Title: Chief Operating Officer
Phone: (212) 300-1300

Signature, Place, and Date of Signing:


       /s/ Adam J. Semler             New York, New York        August 16, 2010
---------------------------------   -----------------------    -----------------
           [Signature]                   [City, State]              [Date]

Report Type* (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

* As of January 1, 2010, York Capital Management Global Advisors, LLC, an affiliate of JGD Management Corp., commenced exercising investment discretion over certain investment funds holding securities that are included in this Form 13F.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           70

Form 13F Information Table Value Total:   $2,488,149
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE

                                                                                                                COLUMN 8
          COLUMN 1               COLUMN 2      COLUMN 3  COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7 ----------------------
----------------------------- ---------------- --------- -------- ------------------- ---------- --------    VOTING AUTHORITY
                                  TITLE OF                 VALUE    SHRS OR  SH/ PUT/ INVESTMENT   OTHER  ----------------------
       NAME OF ISSUER              CLASS         CUSIP   (X$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
----------------------------- ---------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
ABOVENET INC                  COM              00374N107   106185    2250645  SH         SOLE                2250645
AGNICO EAGLE MINES LTD        COM              008474108     1215      20000  SH         SOLE                  20000
AIRGAS INC                    COM              009363102   282176    4536598  SH         SOLE                4536598
AIR PRODS & CHEMS INC         COM              009158106   105986    1635335  SH         SOLE                1635335
AK STL HLDG CORP              COM              001547108    11234     942449  SH         SOLE                 942449
ALCON INC                     COM SHS          H01301102   294380    1986504  SH         SOLE                1986504
ALLERGAN INC                  COM              018490102    57245     982586  SH         SOLE                 982586
ALPHA NATURAL RESOURCES INC   COM              02076X102    52506    1550234  SH         SOLE                1550234
APPLE INC                     COM              037833100      237        941  SH         SOLE                    941
ASBURY AUTOMOTIVE GROUP INC   COM              043436104     1845     175000  SH         SOLE                 175000

                                                                                                                COLUMN 8
          COLUMN 1               COLUMN 2      COLUMN 3  COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7 ----------------------
----------------------------- ---------------- --------- -------- ------------------- ---------- --------    VOTING AUTHORITY
                                  TITLE OF                 VALUE    SHRS OR  SH/ PUT/ INVESTMENT   OTHER  ----------------------
       NAME OF ISSUER              CLASS         CUSIP   (X$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
----------------------------- ---------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
AT&T INC                      COM              00206R102      150       6221  SH         SOLE                   6221
BANK OF AMERICA CORPORATION   COM              060505104    85940    5980533  SH         SOLE                5980533
BP PLC                        SPONSORED ADR    055622104     5776     200000  SH         SOLE                 200000
CASEYS GEN STORES INC         COM              147528103    56988    1632885  SH         SOLE                1632885
CB RICHARD ELLIS GROUP INC    CL A             12497T101    20103    1477071  SH         SOLE                1477071
CIT GROUP INC                 COM NEW          125581801    49128    1450905  SH         SOLE                1450905
CITIGROUP INC                 COM              172967101    41905   11144978  SH         SOLE               11144978
CLARUS CORP                   COM              182707109     1494     216500  SH         SOLE                 216500
COCA COLA ENTERPRISES INC     COM              191219104   131136    5070988  SH         SOLE                5070988
COMMERCIAL VEH GROUP INC      COM              202608105     3670     359431  SH         SOLE                 359431
DANA HOLDING CORP             COM              235825205    30547    3054737  SH         SOLE                3054737

                                                                                                                COLUMN 8
          COLUMN 1               COLUMN 2      COLUMN 3  COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7 ----------------------
----------------------------- ---------------- --------- -------- ------------------- ---------- --------    VOTING AUTHORITY
                                  TITLE OF                 VALUE    SHRS OR  SH/ PUT/ INVESTMENT   OTHER  ----------------------
       NAME OF ISSUER              CLASS         CUSIP   (X$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
----------------------------- ---------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
DOLLAR THRIFTY AUTOMOTIVE GP  COM              256743105     5228     122700  SH         SOLE                 122700
ENDEAVOUR INTL CORP           COM              29259G101      810     764074  SH         SOLE                 764074
EXXON MOBIL CORP              COM              30231G102      507       8876  SH         SOLE                   8876
GENERAL ELECTRIC CO           COM              369604103      161      11172  SH         SOLE                  11172
GENERAL GROWTH PPTYS INC      COM              370021107    30500    2300144  SH         SOLE                2300144
GILAT SATELLITE NETWORKS LTD  SHS NEW          M51474118    37360    8121651  SH         SOLE                8121651
HEINZ H J CO                  COM              423074103    32329     748007  SH         SOLE                 748007
HERTZ GLOBAL HOLDINGS INC     COM              42805T105    73974    7819626  SH         SOLE                7819626
IVANHOE ENERGY INC            COM              465790103    11941    6293422  SH         SOLE                6293422
IVANHOE MINES LTD             COM              46579N103    60391    4633520  SH         SOLE                4633520
KELLOGG CO                    COM              487836108    41550     826040  SH         SOLE                 826040

                                                                                                                COLUMN 8
          COLUMN 1               COLUMN 2      COLUMN 3  COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7 ----------------------
----------------------------- ---------------- --------- -------- ------------------- ---------- --------    VOTING AUTHORITY
                                  TITLE OF                 VALUE    SHRS OR  SH/ PUT/ INVESTMENT   OTHER  ----------------------
       NAME OF ISSUER              CLASS         CUSIP   (X$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
----------------------------- ---------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
KRAFT FOODS INC               CL A             50075N104     8955     319818  SH         SOLE                 317996
LEAR CORP                     COM NEW          521865204    19809     299227  SH         SOLE                 299227
LINCOLN NATL CORP IND         COM              534187109    24290    1000000  SH         SOLE                1000000
MANITOWOC INC                 COM              563571108    22850    2500000  SH         SOLE                2500000
MARKET VECTORS ETF TR         GOLD MINER ETF   57060U100    22298     429142  SH         SOLE                 429142
MCDERMOTT INTL INC            COM              580037109    12996     600000  SH         SOLE                 600000
MEAD JOHNSON NUTRITION CO     COM              582839106   187716    3745339  SH         SOLE                3745339
MEDIACOM COMMUNICATIONS CORP  CL A             58446K105     2623     390300  SH         SOLE                 390300
MODINE MFG CO                 COM              607828100     1728     225000  SH         SOLE                 225000
MONSTER WORLDWIDE INC         COM              611742107    34950    3000000  SH         SOLE                3000000
NEWMONT MINING CORP           COM              651639106     2501      40504  SH         SOLE                  40504

                                                                                                                COLUMN 8
          COLUMN 1               COLUMN 2      COLUMN 3  COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7 ----------------------
----------------------------- ---------------- --------- -------- ------------------- ---------- --------    VOTING AUTHORITY
                                  TITLE OF                 VALUE    SHRS OR  SH/ PUT/ INVESTMENT   OTHER  ----------------------
       NAME OF ISSUER              CLASS         CUSIP   (X$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
----------------------------- ---------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
OWENS CORNING NEW             COM              690742101    51186    1711333  SH         SOLE                1711333
QWEST COMMUNICATIONS INTL IN  COM              749121109      210      39965  SH         SOLE                  39965
RESMED INC                    COM              761152107    38815     638301  SH         SOLE                 638301
SPANSION INC                  COM CL A NEW     84649R200      249      15277  SH         SOLE                  15277
SPDR GOLD TRUST               GOLD SHS         78463V107    21105     173444  SH         SOLE                 173444
SYBASE INC                    COM              871130100   275169    4255622  SH         SOLE                4255622
VIACOM INC NEW                CL B             92553P201     3155     100572  SH         SOLE                 100572
VODAFONE GROUP PLC NEW        SPONS ADR NEW    92857W209     4651     225000  SH         SOLE                 225000
WALTER ENERGY INC             COM              93317Q105    53158     873599  SH         SOLE                 873599
WESTERN UN CO                 COM              959802109     2993     200740  SH         SOLE                 200740
XEROX CORP                    COM              984121103    32532    4046294  SH         SOLE                4046294

                                                                                                                COLUMN 8
          COLUMN 1               COLUMN 2      COLUMN 3  COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7 ----------------------
----------------------------- ---------------- --------- -------- ------------------- ---------- --------    VOTING AUTHORITY
                                  TITLE OF                 VALUE    SHRS OR  SH/ PUT/ INVESTMENT   OTHER  ----------------------
       NAME OF ISSUER              CLASS         CUSIP   (X$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
----------------------------- ---------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
MIRANT CORP NEW               *W EXP 01/03/201 60467R126        1      12480  SH         SOLE                  12480
MIRANT CORP NEW               *W EXP 01/03/201 60467R118        8     122372  SH         SOLE                 122372
RETAIL OPPORTUNITY INVTS COR  *W EXP 10/23/201 76131N119      193     250000  SH         SOLE                 250000
ALCON INC                     COM SHS          H01301102     5025       7500  SH CALL    SOLE                   7500
BANK OF AMERICA CORPORATION   COM              060505104     1155      31287  SH CALL    SOLE                  31287
CEMEX SAB DE CV               SPON ADR NEW     151290889     3796      50276  SH CALL    SOLE                  50276
FORD MTR CO DEL               COM PAR $0.01    345370860     3646      55000  SH CALL    SOLE                  55000
FREEPORT-MCMORAN COPPER & GO  COM              35671D857     1350       7500  SH CALL    SOLE                   7500
GOOGLE INC                    CL A             38259P508      250       3570  SH CALL    SOLE                   3570
IVANHOE MINES LTD             COM              46579N103     5475      20000  SH CALL    SOLE                  20000
MCDERMOTT INTL INC            COM              580037109      651      18610  SH CALL    SOLE                  18610

                                                                                                                COLUMN 8
          COLUMN 1               COLUMN 2      COLUMN 3  COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7 ----------------------
----------------------------- ---------------- --------- -------- ------------------- ---------- --------    VOTING AUTHORITY
                                  TITLE OF                 VALUE    SHRS OR  SH/ PUT/ INVESTMENT   OTHER  ----------------------
       NAME OF ISSUER              CLASS         CUSIP   (X$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
----------------------------- ---------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
NEWMONT MINING CORP           COM              651639106      547       5250  SH CALL    SOLE                   5250
OWENS CORNING NEW             COM              690742101     1629       5925  SH CALL    SOLE                   5925
RETAIL HOLDRS TR              DEP RCPT         76127U101     4545      39500  SH CALL    SOLE                  39500
VODAFONE GROUP PLC NEW        SPONS ADR NEW    92857W209     1200      10000  SH CALL    SOLE                  10000
XEROX CORP                    COM              984121103      142       8500  SH CALL    SOLE                   8500